Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before income tax	$ (12,418,507)	$ (7,321,584)
Adjustments for:
Depreciation expenses	141,321	149,043
Amortization expenses	504	1,957
Net loss (gain) on fair value changes of financial assets at fair value through profit or loss	(129,075)	9,254
Finance costs	614,902	677,637
Interest income	(157)	(216)
Compensation costs recognized of share-based payment transactions	2,329,874	166,992
Gain on dilution of subsidiary and recognition of associate	(2,307,735)
Share of loss of associates accounted for using equity method	81,880
Gain on disposal of property, plant and equipment		(359)
Unrealized gain on foreign exchange, net	(192,176)	(390,055)
Changes in operating assets and liabilities
Increase in other receivables	528,841
Increase in prepayments	(104,004)	(226,279)
Decrease in trade payables	(272,771)	(461,297)
Decrease in other payables	(1,531,218)	(831,765)
Cash used in operations	(13,258,321)	(8,226,672)
Interest received	157	216
Interest paid	(1,223,529)	(20,125)
Income tax paid	0	0
Net cash used in operating activities	(14,481,693)	(8,246,581)
CASH FLOWS FROM INVESTING ACTIVITIES
Payments for property, plant and equipment	(4,211)
Acquisition of intangible assets	(12,360)
Proceeds from disposal of property, plant and equipment		359
Decrease (Increase) in refundable deposits	(16,743)
Net cash generated from (used in) investing activities	(33,314)	359
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment on long term borrowings	(3,250,000)
Repayment of the principal portion of lease liabilities	(208,142)	(129,365)
Proceeds with new share capital	101,555,708
Proceeds from exercise of loan warrants	575,399
Proceeds from exercise of share options	214,500
Payments for transaction costs attributable to the issuance of ordinary shares	(4,576,671)
Net cash generated in financing activities	94,310,794	(129,365)
NET DECREASE IN CASH AND CASH EQUIVALENTS	79,795,787	(8,375,587)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	14,324,371	22,203,031
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	$ 94,120,158	$ 13,827,444